BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Reconciliation of number of shares outstanding [abstract]
Share split conversion ratio	1.5
Exchangeable Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		172,218,098	172,203,342
Share issuance (in shares)		7,441,893	27,064
Share exchanges (in shares)		(8,465)	(12,308)	(16,071)
Remeasurement of liability (in shares)		0	0
Ending balance (in shares)		179,651,526	172,218,098	172,203,342
Class B
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		165	165
Share issuance (in shares)		0	0
Share exchanges (in shares)		0	0
Remeasurement of liability (in shares)		0	0
Ending balance (in shares)		165	165	165
Exchangeable and Class B Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance | $		$ 4,364	$ 6,163
Share issuance | $		251	1
Share exchanges | $		0	0	$ 1
Remeasurement of liability | $		106	(1,800)
Ending balance | $		$ 4,721	$ 4,364	$ 6,163